Consolidated Statements of Operations and Deficit - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Revenue	$ 3,888,185	$ 2,794,044	$ 1,861,747
Cost of revenue	1,475,969	1,342,691	946,001
Gross margin	2,412,216	1,451,353	915,746
Operating expenses
Selling, marketing and administration (Note 20)	11,689,204	10,870,741	11,421,604
Research and development (Note 20)	8,692,804	5,442,873	3,165,825
Impairment loss (Notes 2, 7 and 21)	156,717		63,522
Loss on disposal of property and equipment (Note 7)			46,738
Other income, including interest (Note 2)	(1,505,790)	(1,766,524)	(66,872)
Operating expenses	19,032,935	14,547,090	14,630,817
Net loss from operations	(16,620,719)	(13,095,737)	(13,715,071)
Change in fair value of contingent consideration (Note 22)			(283,130)
Net loss before income tax recovery	(16,620,719)	(13,095,737)	(13,431,941)
Income tax recovery (Note 23)	(297,940)	(297,940)	(207,257)
Net loss	(16,322,779)	(12,797,797)	(13,224,684)
Deficit, beginning of year	(116,873,153)	(104,075,356)	(90,850,672)
Net loss	(16,322,779)	(12,797,797)	(13,224,684)
Deficit, end of year	$ (133,195,932)	$ (116,873,153)	$ (104,075,356)
Basic and diluted net loss per share (Note 14) (in dollars per share)	$ (0.06)	$ (0.05)	$ (0.06)